Trade receivables (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 3,085,265	R$ 2,807,318
Municipality Of Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	3,042,927	2,656,113
Municpalityof Cotia [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	15,456	103,729
Municpalityof Cachoeira Paulista [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	14,964	13,672
Others [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 11,918	R$ 33,804